Share capital - Narrative (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share capital	SFr 33.5	SFr 33.5
Share capital, paid-in percentage	100.00%
Proceeds on sale of treasury shares related to share-based compensation	SFr 10.1	26.4	SFr 0.5
Sale of treasury shares	0.8	1.6	22.8
Treasury shares
Disclosure of classes of share capital [line items]
Sale of treasury shares	SFr 0.8	SFr 1.6	SFr 22.8
Class A shares
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	299,998,125	299,998,125
Par value per share (in CHF per share)	SFr 0.10
Class A shares | Treasury shares
Disclosure of classes of share capital [line items]
Sale of shares held by On in treasury (in shares)	2,273,239
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	34,349
Class B
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	345,437,500	345,437,500
Par value per share (in CHF per share)	SFr 0.01